Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash	$ 93,547	$ 318,445	$ 15,821
Other receivables	123,443	87,196	37,571
Prepaid expenses	100,562	132,817	78,768
Total Current Assets	317,552	538,458	132,160
Copyrights (Note 6)	865,000	865,000	865,000
Equipment, net	55,399	77,541	166,110
TOTAL ASSETS	1,237,951	1,480,999	1,163,270
Current Liabilities:
Accrued liabilities	1,109,595	993,277	1,253,283
Accrued officers’ salaries	25,000	55,000	175,000
Acquisition cost payable (Note 6)	525	525	56,502
Current portion of obligations under capital leases (Note 7)	77,940	108,268	94,377
Loans payable (Note 8)	95,530	109,044
Convertible promissory note (Note 9)	500,376	200,767
Short term loans payable (Note 10)	85,122	65,283
Deferred revenue	24,990	24,990
Total Current Liabilities	1,919,078	1,557,154	1,579,162
Obligations Under Capital Leases			83,179
Deposit for shares to be issued	230,000		394,474
TOTAL LIABILITIES	2,149,078	1,557,154	2,056,815
Stockholders’ Deficiency (Note 3)
Common stock, $0.00001 par value, 500,000,000 (December 31, 2012 – 500,000,000) shares authorized, 291,347,036 shares issued and outstanding at March 31, 2013 and December 31, 2012	2,913	2,913
Additional paid-in capital	17,286,695	17,286,695	1,131
Deficit accumulated during the development stage	(18,200,735)	(17,365,763)	9,467,296
			(10,361,972)
Total Stockholders’ Deficiency	(911,127)	(76,155)	(893,545)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIENCY	$ 1,237,951	$ 1,480,999	$ 1,163,270